May 14, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab Fundamental International Large Company Index Fund

Schwab Fundamental International Small Company Index Fund

Schwab Fundamental Emerging Markets Large Company Index Fund

(collectively, the “Funds”) each a series of the Schwab Capital Trust (the “Registrant”)

(File Nos. 33-62470 and 811-7704)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated May 5, 2014, to the Funds’ prospectus, dated February 28, 2014.

Any questions or comments on this filing should be directed to the undersigned at (720) 785-8524.

Very truly yours,

/s/ Robin R. Nesbitt
Robin R. Nesbitt
Corporate Counsel